Commitments, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Commitments, Charges and Contingent Liabilities

Note 16 – Commitments, Charges and Contingent Liabilities

A.	Engagements

1.	Canndoc has an advanced propagation and growing facility which is located in Kibbutz Beit HaEmek, in which it develops and grows a wide variety of unique strains of medical cannabis (hereinafter: the “Northern Facility”). As of the reporting date, the Northern Facility is spread over an area of approximately 5 dunams, whereby Canndoc has the right of first refusal regarding an option to expand the area of the Northern Facility to a total area of approximately 16 dunams. The Northern Facility includes a greenhouse for propagating, growing and florescence, as well as a processing facility and operational areas. During the reporting period, Canndoc performed extension, upgrade and adjustment works on the Northern Facility, for the purpose of ensuring the Northern Facility’s compliance with the high-quality standards required to export from Israel and adjusting the quality of the products to the level required in Israel and in the target countries. The performance of the upgrade works was concluded in the fourth quarter of 2019; On May 21, 2020, an addendum to the agreement was signed, which formalized, inter alia, the investment in the Company’s facility in Beit HaEmek.

On January 1, 2023, a separate legal entity was established, and from this date, the activity of the Northern Facility is executed under this entity.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

2.	On April 23, 2019, Canndoc signed a binding agreement with an Israeli corporation which holds agricultural areas in Kibbutz Nir Oz, in the Western Negev, for the construction of a production complex with maximum production potential of up to 88 tons of medical cannabis per year, which will operate in addition to the Northern Facility (hereinafter: the “Southern Site”). During 2021, the Company completed the investment in the construction of facilities for the purpose of growing and production of inventory.

On May 26, 2020, Canndoc announced the receipt of a license from the medical cannabis unit at the ministry of health (the “medical cannabis unit”), for the engagement in and holding of a dangerous drug, in accordance with sections 6 and 7 of the dangerous drugs ordinance (new version), 5733-1973, for the propagation and growing of cannabis plants, and the processing of inflorescence and plants under imc-gap quality conditions, in Canndoc’s growing facility in southern Israel, in a commercial scope of approximately 24,500 plants in parallel, as set forth in the growing license (hereinafter: the “growing license”). In accordance with the standard practice, the license is conditional on completing the construction of a post-harvest processing facility, and receipt of full IMC-GAP certification.

On December 24, 2020, Canndoc announced that it had received a permanent license from the medical cannabis unit. During the reporting year of the financial statements, Canndoc has begun commercial growing in the Southern Site. On January 1, 2023, a separate legal entity was established, and from this date, the activity of the Northern Facility is executed under this entity.

B.	Contingent liabilities

1.	On July 27, 2022 Cantek Group companies (the “Companies”) filed a request for a debt settlement with their creditors, and for a stay of proceedings order in accordance with the Insolvency and Economic Rehabilitation Law, all as a result of large debts accumulated by the group of companies.

On July 31, 2022, the court issued a stay of proceedings order against the Companies and appointed a settlement manager to assist in settling the debts of the Companies. Intercure and Canndoc filed a debt claim against the Companies in September 2022 totaling 3,501,659 NIS, which is secured by a permanent first-degree lien on one of Companies rights on the property pledged to Intercure for the payment of a debt owed to Intercure.

A creditors gathering headed by the settlement manager of the Companies was held on November 16, 2022, to approve a proposed debt settlement that had been proposed by the Companies itself, but Intercure objected to the proposed settlement, as it treated the creditors of the entire Companies the same, disregarding the different entities within the Companies, its different creditors and their securities. The proposed settlement would have adversely affected Intercure’s status due to Intercure’s opposition to the proposed settlement, the debt settlement did not pass by the required majority.

Upon the failure of the settlement, negotiations between the settlement manager and Intercure were conducted, and it was agreed that the assets of one of the Cantek Group companies of which Intercure is a creditor will be used by the creditors of that company only, rather than creating a single economic entity.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

On August 6, 2024, the court approved the sale of two real estate assets belonging to Cantek Group, including the property pledged to InterCure, for a total consideration of NIS 4 million (plus VAT). While the sale has been finalized and the purchaser has transferred the full consideration, the funds are currently held in escrow and have yet to be distributed among creditors.

In addition, the settlement manager is currently in the process examining the debt claims submitted on behalf of Cantek Group creditors and in the near future he will decide on these debt claims, including the debt claim submitted on behalf of InterCure and Canndoc.

Subject to the settlement manager’s decision, the Company estimates the chance that most of Intercure’s debt will be repaid within the proposed settlement is higher than the chance that it won’t be repaid.

2.	On January 31, 2023, the agreement with Cann Pharmaceutical Ltd. (hereinafter: Cann) to acquire 100% of Cann’s shares was automatically terminated after the fact that the closing conditions in accordance with the terms of the agreement were not met. During the negotiations and after the merger agreement was executed, the Company extended loans to Cann, and also provided funding and cultivation services to it, in light of the parties’ cooperation.

On February 14, 2023, the Company filed a statement of claim (“SoC”) against Cann with the Tel-Aviv Magistrate Court. In the SoC, the Company argues that Cann owes the Company a NIS 7,875,189 due to written agreements and commitments made by the parties that Cann violated. As part of the SOC, remedies are sought in relation to, inter alia, loans that the Company provided to Cann as well as cultivation services that the Company provided to Cann. On June 6, 2023, Cann’s statement of Defense was submitted (“SoD”) and on February 7, 2024 the Company’s statement of reply was submitted. In addition, on June 6, 2023, Cann filed a counterclaim against the company and its officers (“Defendants”) for the amount of over NIS 100 million, with the Tel-Aviv Magistrate Court.

In the counterclaim Cann argues that it suffered damages due to the alleged sabotaging of the merger transaction between Better and InterCure carried out by all of the defendants. Cann requests the court to order the completion of the merger transaction. It also provides two alternate requests: 1. Compensate Cann in the amount of USD 35,000,000; 2. Order a compensation for damages caused on the amount of the activity value of an Australian subsidiary of Cann. In addition, Cann argues that it suffered several damages caused by the defendants.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

On February 7, 2024 the defendant’s statement of Defense to the counterclaim was submitted. In its detailed statement of defense, the Company addressed Cann’s claims, while demonstrating to the court why the counterclaim against the company is unfounded.

On April 4, 2024, Cann filed its reply to the Company’s statement of defense to the counterclaim. On November 18, 2024, the parties submitted a procedural agreement regarding the management of preliminary proceedings. The following day, on November 19, 2024, the court issued a decision approving the agreement and setting a deadline of July 1, 2025, for the parties to submit an update. A pre-trial hearing originally scheduled for December 10, 2024, was canceled by the court’s decision on November 19, 2024.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances. See Note 12B.

3.	A lawsuit was filed on April 24, 2023, by the companies Cannolam Ltd. And Cannolam Retail Ltd. (together, the “Plaintiffs”) against Intercure itself and against four other defendants, Pharmazone Pharmacy Ltd., Canndoc Ltd., Doron Pharmacy Ltd., and Ahuza Pharmacy D.Y. Ltd, after disputes arose between the Company (and its related companies) and minority shareholders of its subsidiary Cannolam.

During a hearing held in court in this proceeding on June 15, 2023, the parties agreed to initiate an arbitration proceeding. The parties’ agreement to initiate an arbitration procedure was validated by the court.

The Company and its related companies submitted a claim for repayment of debts owed by Cannolam to the Company and its related companies in the amount of tens of millions. The minority shareholders filed a counterclaim for repayment of the debts owed by the Company to Cannolam and to themselves. The parties submitted their Statements of defense, and on July 20, 2023, a hearing was held before the arbitrator. Pursuant to the company’s press release filed on October 31, 2023, the arbitration has been concluded and the arbitrator decided in favor of the Company on most of the claims presented to him by the Company, while rejecting almost all of the claims presented by the minority shareholders. Additionally, the arbitrator determined that Cannolam owes Intercure significant amounts (tens of NIS millions), which Intercure has claimed as part of the Arbitration, in recognition of Intercure’s ongoing support of Cannolam. The minority shareholders did not transfer their part of the Cannolam debt owed to Intercure and as a result of such, in accordance with the Arbitration decision, their shares in Cannolam were transferred to InterCure.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

However, the minority shareholders claimed that regardless of the fact that they chose not to pay the debts determined by the arbitrator as part of the arbitration and, therefore, according to the agreement each party goes its own way, they are still deserving the sum of NIS 3 million.

As a result, as of September 15 ,2023, the Company hold 100% of the shares in Cannolam and recognized other expenses, net in amount of NIS 2,076 thousand in 2023.

On June 5, 2024, the court approved the arbitrator’s award, subject to reducing the amount to be paid to NIS 2.8 million.

4.	A Statement of claim was filed by Geffen Residence & Renewal (former: Cannomed Medical Cannabis Industries Ltd.) (“Geffen”) with the Tel-Aviv district court on March 6, 2023. According to Geffen, Intercure fundamentally breached the purchase agreement signed between the parties in 2021. It is alleged that Intercure has failed to pay Geffen the full consideration under the agreement. The position of Intercure is that the agreement was breached by Geffen after it gave Intercure false representations under the agreement and did not meet the closing condition that was stipulated in the contract regarding Petach-Tikva pharmacy which did not receive medical cannabis license and accordingly the acquisition was not materialized.

The Company’s Statement of Defense (“SoD”) was submitted on August 3, 2023, together with the Company’s counterclaim for over NIS 1,000,000. In the counterclaim, the Company argues that Geffen misrepresented the rights of the “Hello Medical” partnership which were acquired by the Company (inter alia, regarding the partnership’s financial status, purpose and the partners’ compensation model). As a result of the mistake and deception the Company received a different asset, a loss-making asset. Hence, the court was asked to correct the omissions were made in relation with the partnership’s rights acquisition, while fully compensating the Company for its damages arising from the acquisition. The Geffen’s Statement of Reply and their Statement of Defense for the counterclaim was submitted on January 22, 2024, and the Company’s Statement of Reply for the counterclaim was submitted in February 2024.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

The parties engaged in a mediation process, which did not result in a settlement.

A pre-trial hearing was held on October 29, 2024, during which the court scheduled a second pre-trial hearing for June 18, 2025.

On March 10, 2025, the parties submitted evidence for the main claim and counterclaim, and defense evidence is scheduled to be submitted by May 19, 2025.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances

5.	5. On April 17, 2023, an application for approval of a class action in Israel was filed against 26 defendants, among them the leading cannabis groups in Israel, including Intercure Ltd. and three of its subsidiaries (“the Approval Request”). The main claim in the Approval Request is that the medical cannabis companies advertise their medical cannabis products unlawfully. The court was requested in the Approval Request to determine that the representative class will consist of “any consumer of licensed cannabis and any consumer of unlicensed cannabis starting from the year 2020.”

The claimed compensation in the Approval Request amounts to NIS 420 million. Additionally, the applicants argue that they are entitled to a monetary reward of NIS 42 million and that punitive damages amounting to NIS 84 million are also due.

In the Approval Request, the applicants argue that the actions of the respondents constitute criminal offenses under the Dangerous Drugs Ordinance [New Version] -1973, and the Prohibition of Advertising and Restriction on the Marketing of Tobacco Products and Smoking, 5743-1983, seemingly making the respondents criminal organizations as defined in the Combating Criminal Organizations Law, 5763-2003. The applicants also claim violations of consumer-business relations contrary to the General Contract Law, Consumer Protection Laws, and unjust enrichment principles. On July 20, 2023, the respondents filed a request to dismiss the Approval Request. On December 11, 2023, a preliminary hearing was held before the court, during which the court addressed all the difficulties arising from the request for approval.

On January 10, 2024 the applicants submitted their responses to the cannabis companies request to dismiss the Approval Request. The applicants also submitted to the court a motion seeking amendments to the approval request. On February 20, 2024, the cannabis companies responded to the motion to amend the Approval Request and claimed that the court should reject the motion. A pre-trial was scheduled for June 26, 2024.

On May 16, 2024, the court dismissed the applicants’ motion to amend the Approval Request and granted the respondents’ motion for summary dismissal, thereby rejecting the class action at this preliminary stage. The court also dismissed the applicants’ personal claims and ordered them to pay legal costs and attorneys’ fees of NIS 10,000 to each respondent, to be paid within 30 days from the date of the ruling.

Note 16 – Commitments, Charges and Contingent Liabilities (Cont.)

On July 14, 2024, an appeal was filed with the Israeli Supreme Court under Civil Appeal No. 5709-24, (the “Appeal”), challenging the May 16, 2024 ruling of the District Court in Class Action – T.Z. 25114-04-23. In that ruling, the District Court denied the applicants’ motion to amend the Approval Request and granted the respondents’ motion for summary dismissal, effectively rejecting the class action at a preliminary stage. As part of the Appeal, the applicants argue that they were denied the right to cross-examine declarants and challenge the dismissal of their personal claims and the court’s order to pay legal costs. Additionally, the applicants requested a stay of execution of the District Court’s ruling regarding the payment of legal expenses. However, on July 29, 2024, the Supreme Court denied the request for a stay of execution.

On September 25, 2024, the applicants submitted a motion to introduce new evidence in the Appeal. The respondents opposed the motion, arguing that the new evidence was irrelevant to the Appeal and that its submission constituted an abuse of process. On March 2, 2025, the respondents submit their response.

At this early and preliminary stage of the case, it is not possible to estimate the claim’s chances. In light of the above, a provision in respect of the motion was not included in the Company’s financial statements.